Deferred IPO Costs (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Deferred IPO Costs [Abstract]
Deferred IPO	$ 436,302
Accumulated deferred IPO costs	$ 967,793	$ 531,491